Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS

At January 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS - 97.7%
Aerospace & Defense - 2.2%
Lockheed Martin Corp.	13,942	$ 5,425,250
Raytheon Technologies Corp.	15,580	1,405,160
Textron, Inc.	26,061	1,773,712

		8,604,122

Air Freight & Logistics - 1.8%
Expeditors International of Washington, Inc.	5,109	584,878
United Parcel Service, Inc., Class B	31,976	6,465,867

		7,050,745

Banks - 8.0%
Bank of America Corp.	62,030	2,862,064
Citigroup, Inc.	71,455	4,653,150
Citizens Financial Group, Inc.	13,442	691,860
Commerce Bancshares, Inc.	52,088	3,589,384
JPMorgan Chase & Co.	37,631	5,591,967
KeyCorp	165,069	4,136,629
PacWest Bancorp	20,185	937,189
SVB Financial Group (A)	5,577	3,256,410
US Bancorp	89,536	5,210,100
Wells Fargo & Co.	4,978	267,816

		31,196,569

Beverages - 1.4%
Brown-Forman Corp., Class A	15,934	998,106
Brown-Forman Corp., Class B	41,049	2,767,934
Coca-Cola Co.	13,452	820,706
Monster Beverage Corp. (A)	4,580	397,178
PepsiCo, Inc.	2,990	518,825

		5,502,749

Biotechnology - 1.9%
AbbVie, Inc.	4,541	621,617
Amgen, Inc.	26,634	6,049,647
Gilead Sciences, Inc.	8,856	608,230

		7,279,494

Building Products - 0.7%
A.O. Smith Corp.	12,467	952,728
Johnson Controls International PLC	13,884	1,008,951
Owens Corning	6,606	585,952

		2,547,631

Capital Markets - 3.3%
Affiliated Managers Group, Inc.	6,375	932,089
Blackstone, Inc.	38,182	5,038,878
Interactive Brokers Group, Inc., Class A	16,744	1,141,773
Moody’s Corp.	3,992	1,369,256
S&P Global, Inc.	7,885	3,274,010
T. Rowe Price Group, Inc.	6,462	997,927

		12,753,933

Chemicals - 2.6%
Corteva, Inc.	23,969	1,152,429
Dow, Inc.	54,011	3,226,077
LyondellBasell Industries NV, Class A	35,071	3,392,418

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
Mosaic Co.	19,547	$ 780,903
NewMarket Corp.	4,779	1,615,636

		10,167,463

Communications Equipment - 2.2%
Cisco Systems, Inc.	136,998	7,626,679
Motorola Solutions, Inc.	4,182	969,973

		8,596,652

Consumer Finance - 2.6%
Ally Financial, Inc.	43,780	2,089,181
American Express Co.	21,461	3,859,117
Capital One Financial Corp.	15,775	2,314,666
Discover Financial Services	16,696	1,932,562

		10,195,526

Containers & Packaging - 0.5%
Avery Dennison Corp.	10,114	2,077,618

Distributors - 0.3%
Genuine Parts Co.	8,225	1,095,817

Diversified Financial Services - 2.9%
Berkshire Hathaway, Inc., Class B (A)	35,734	11,185,457

Diversified Telecommunication Services - 1.7%
Verizon Communications, Inc.	123,046	6,549,739

Electric Utilities - 1.2%
NRG Energy, Inc.	35,947	1,435,364
PPL Corp.	111,781	3,317,660

		4,753,024

Electronic Equipment, Instruments & Components - 0.4%
Corning, Inc.	32,518	1,367,057

Equity Real Estate Investment Trusts - 2.8%
American Homes 4 Rent Trust, Class A	72,138	2,822,760
CubeSmart	34,069	1,728,661
Kilroy Realty Corp.	7,511	480,704
Kimco Realty Corp.	58,132	1,410,282
Omega Healthcare Investors, Inc.	19,200	604,416
Weyerhaeuser Co.	92,781	3,751,136

		10,797,959

Food & Staples Retailing - 1.8%
Walmart, Inc.	50,943	7,122,341

Food Products - 1.9%
Hershey Co.	5,224	1,029,494
Mondelez International, Inc., Class A	8,410	563,722
Seaboard Corp.	1,010	3,858,190
Tyson Foods, Inc., Class A	21,749	1,976,766

		7,428,172

Gas Utilities - 0.1%
UGI Corp.	11,985	543,520

Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	50,178	6,395,688
Hologic, Inc. (A)	9,822	689,897
Integra LifeSciences Holdings Corp. (A)	18,747	1,213,681
Medtronic PLC	12,635	1,307,596

		9,606,862

Health Care Providers & Services - 6.3%
Acadia Healthcare Co., Inc. (A)	14,423	759,371

Transamerica Funds	Page 1

Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Health Care Providers & Services (continued)
Anthem, Inc.	7,893	$ 3,480,734
Cigna Corp.	20,169	4,648,148
HCA Healthcare, Inc.	5,108	1,226,175
Henry Schein, Inc. (A)	8,146	613,394
Laboratory Corp. of America Holdings (A)	15,592	4,231,045
McKesson Corp.	6,498	1,668,167
UnitedHealth Group, Inc.	16,771	7,925,471

		24,552,505

Health Care Technology - 0.2%
Veeva Systems, Inc., Class A (A)	2,496	590,404

Hotels, Restaurants & Leisure - 0.8%
Darden Restaurants, Inc.	11,904	1,665,013
Domino’s Pizza, Inc.	1,335	606,958
Wyndham Hotels & Resorts, Inc.	9,451	793,411

		3,065,382

Household Durables - 0.7%
Garmin Ltd.	6,694	832,868
Lennar Corp., Class A	18,839	1,810,616

		2,643,484

Household Products - 2.8%
Procter & Gamble Co.	66,705	10,702,817

Industrial Conglomerates - 1.2%
3M Co.	28,316	4,701,022

Insurance - 3.2%
Allstate Corp.	9,298	1,121,990
Cincinnati Financial Corp.	12,283	1,447,306
Fidelity National Financial, Inc.	25,298	1,273,754
Markel Corp. (A)	3,020	3,722,875
MetLife, Inc.	15,234	1,021,592
Old Republic International Corp.	90,577	2,321,488
W.R. Berkley Corp.	17,136	1,447,992

		12,356,997

Interactive Media & Services - 1.0%
Alphabet, Inc., Class A (A)	809	2,189,211
Alphabet, Inc., Class C (A)	620	1,682,661

		3,871,872

IT Services - 2.3%
Accenture PLC, Class A	12,661	4,476,676
Gartner, Inc. (A)	7,849	2,306,743
Western Union Co.	124,286	2,350,248

		9,133,667

Life Sciences Tools & Services - 2.8%
Agilent Technologies, Inc.	5,138	715,826
Bruker Corp.	4,587	305,494
IQVIA Holdings, Inc. (A)	11,494	2,814,881
Mettler-Toledo International, Inc. (A)	1,106	1,628,784
Thermo Fisher Scientific, Inc.	6,010	3,493,613
Waters Corp. (A)	6,247	1,999,790

		10,958,388

Machinery - 2.5%
AGCO Corp.	23,445	2,747,754
Caterpillar, Inc.	6,387	1,287,364
Cummins, Inc.	16,579	3,661,970

	Shares	Value
COMMON STOCKS (continued)
Machinery (continued)
Parker-Hannifin Corp.	4,741	$ 1,469,757
Snap-on, Inc.	2,365	492,511

		9,659,356

Media - 1.6%
Comcast Corp., Class A	41,190	2,059,088
Interpublic Group of Cos., Inc.	32,515	1,155,583
Sirius XM Holdings, Inc. (B)	495,046	3,148,493

		6,363,164

Metals & Mining - 1.0%
Nucor Corp.	33,149	3,361,309
Steel Dynamics, Inc.	11,250	624,600

		3,985,909

Mortgage Real Estate Investment Trusts - 0.4%
AGNC Investment Corp.	107,209	1,596,342

Multi-Utilities - 1.3%
DTE Energy Co.	33,542	4,039,463
WEC Energy Group, Inc.	9,322	904,607

		4,944,070

Multiline Retail - 0.5%
Target Corp.	8,379	1,846,983

Oil, Gas & Consumable Fuels - 5.3%
Chevron Corp.	26,965	3,541,314
ConocoPhillips	27,864	2,469,308
Continental Resources, Inc.	11,347	589,363
EOG Resources, Inc.	30,159	3,362,125
Exxon Mobil Corp.	31,924	2,424,947
Marathon Oil Corp.	20,820	405,365
Occidental Petroleum Corp.	25,373	955,801
ONEOK, Inc.	28,595	1,735,145
Phillips 66	29,905	2,535,645
Targa Resources Corp.	42,442	2,507,473

		20,526,486

Pharmaceuticals - 4.2%
Bristol-Myers Squibb Co.	14,915	967,834
Eli Lilly & Co.	934	229,194
Johnson & Johnson	68,815	11,856,136
Merck & Co., Inc.	7,753	631,715
Pfizer, Inc.	35,427	1,866,649
Royalty Pharma PLC, Class A	22,577	903,306

		16,454,834

Professional Services - 0.1%
Science Applications International Corp.	7,115	583,643

Real Estate Management & Development - 0.6%
CBRE Group, Inc., Class A (A)	18,560	1,880,870
Jones Lang LaSalle, Inc. (A)	1,754	439,886

		2,320,756

Road & Rail - 0.9%
AMERCO	708	431,137
Landstar System, Inc.	12,866	2,058,560
Old Dominion Freight Line, Inc.	3,638	1,098,421

		3,588,118

Semiconductors & Semiconductor Equipment - 4.2%
Broadcom, Inc.	14,149	8,289,616

Transamerica Funds	Page 2

Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2022

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (continued)
KLA Corp.	2,276	$ 885,979
Lam Research Corp.	980	578,122
Texas Instruments, Inc.	35,562	6,383,023

		16,136,740

Software - 1.5%
DocuSign, Inc. (A)	3,325	418,185
Intuit, Inc.	4,179	2,320,306
Microsoft Corp.	7,058	2,194,897
VMware, Inc., Class A	7,090	910,923

		5,844,311

Specialty Retail - 3.8%
AutoNation, Inc. (A)	7,782	848,238
AutoZone, Inc. (A)	674	1,338,800
Home Depot, Inc.	16,327	5,991,683
Lowe’s Cos., Inc.	11,218	2,662,592
O’Reilly Automotive, Inc. (A)	4,943	3,221,600
Ulta Beauty, Inc. (A)	2,038	741,302

		14,804,215

Technology Hardware, Storage & Peripherals - 1.3%
Apple, Inc.	23,176	4,050,701
Dell Technologies, Inc., Class C (A)	16,093	914,244

		4,964,945

Textiles, Apparel & Luxury Goods - 0.3%
Hanesbrands, Inc.	32,235	518,983
Lululemon Athletica, Inc. (A)	1,931	644,491

		1,163,474

Tobacco - 2.7%
Altria Group, Inc.	93,477	4,756,110

	Shares	Value
COMMON STOCKS (continued)
Tobacco (continued)
Philip Morris International, Inc.	55,122	$ 5,669,297

		10,425,407

Trading Companies & Distributors - 1.4%
United Rentals, Inc. (A)	5,835	1,867,900
WW Grainger, Inc.	7,230	3,579,645

		5,447,545

Total Common Stocks (Cost $334,372,392)		379,655,286

EXCHANGE-TRADED FUND - 2.0%
U.S. Equity Fund - 2.0%
iShares Russell 1000 Value ETF	47,428	7,775,820

Total Exchange-Traded Fund (Cost $7,662,360)		7,775,820

OTHER INVESTMENT COMPANY - 0.4%
Securities Lending Collateral - 0.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.04% (C)	1,472,023	1,472,023

Total Other Investment Company (Cost $1,472,023)		1,472,023

Total Investments (Cost $343,506,775)		388,903,129
Net Other Assets (Liabilities) - (0.1)%		(318,193)

Net Assets - 100.0%		$ 388,584,936

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$379,655,286	$—	$—	$379,655,286
Exchange-Traded Fund	7,775,820	—	—	7,775,820
Other Investment Company	1,472,023	—	—	1,472,023

Total Investments	$388,903,129	$—	$—	$388,903,129

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the security is on loan. The value of the security on loan is $1,440,317, collateralized by cash collateral of $1,472,023. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(C)	Rate disclosed reflects the yield at January 31, 2022.
(D)	There were no transfers in or out of Level 3 during the period ended January 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Funds	Page 3

Transamerica Large Value Opportunities

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica Large Value Opportunities (the “Fund”) is a series of the Transamerica Funds.

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Transamerica Funds	Page 4